Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income / (loss) (USD'000)	$ (21,201)	$ (3,268)	$ 5,770
Ordinary Shares used in net earnings / (loss) per share computation:
Basic weighted average F shares outstanding	27,749,590	7,799,766	6,610,293
Weighted average shares outstanding - diluted	27,749,590	7,799,766	6,610,293
Net earnings / (loss) per Ordinary Share
Basic weighted average loss per share (USD)	$ (0.60)	$ (0.21)	$ 0.41
Diluted weighted average loss per share (USD)	$ (0.60)	$ (0.21)	$ 0.41
Net earnings / (loss) per F share
Total number of F Shares from dilutive vehicles with anti-dilutive effect	245,165
Total convertible instruments		1,559,828
Total number of Ordinary Shares from dilutive vehicles with anti-dilutive effect	245,165	1,559,828
F Share
Ordinary Shares used in net earnings / (loss) per share computation:
Basic weighted average F shares outstanding	1,499,700	1,499,700	1,499,700
Weighted average shares outstanding - diluted	1,499,700	1,499,700	1,499,700
Net earnings / (loss) per Ordinary Share
Basic weighted average loss per share (USD)	$ (3.01)	$ (1.07)	$ 2.04
Diluted weighted average loss per share (USD)	$ (3.01)	$ (1.07)	$ 2.04
Net earnings / (loss) per F share
Total number of F Shares from dilutive vehicles with anti-dilutive effect		77